Business Combinations (Tables)	12 Months Ended
Jun. 30, 2020
Business combinations [Abstract]
Business Combinations Completed During the Years Ended June 30 2019 and 2018

Total consideration	$
Cash paid	—
Common shares issued	52,380
Funds held in escrow	688
53,068

Net identifiable assets acquired (liabilities assumed)
Cash	280
Accounts receivable	316
Inventories	1,195
Prepaids and other current assets	657
Intangible asset: Distribution network	13,489
Accounts payable and accrued liabilities	(429)
Deferred revenue	(618)
14,890

Purchase price allocation
Net identifiable assets acquired	14,890
Goodwill	38,178
53,068

Net cash outflows
Cash consideration paid	—
Cash acquired	280
280

Acquisition costs expensed
Year ended June 30, 2020	1,849

	MedReleaf (i)	Anandia (ii)	Aurora Hemp Europe (iii)	ICC (iv)	Whistler (v)	Immaterial transactions (vi)	Total
	$	$	$	$	$	$	$
Total consideration
Cash paid	—	—	8,302	—	—	2,918	11,220
Common shares issued	2,568,634	78,588	1,411	255,237	130,839	2,101	3,036,810
Share purchase warrants issued	—	19,565	—	—	—	—	19,565
Replacement share-based awards	75,373	—	—	7,664	—	—	83,037
Contingent consideration	—	—	—	—	24,395	383	24,778
Loan settlement	—	—	3,176	—	2,867	—	6,043
	2,644,007	98,153	12,889	262,901	158,101	5,402	3,181,453

Net identifiable assets acquired (liabilities assumed)
Cash	113,713	12,127	41	5,155	438	2	131,476
Accounts receivables	11,891	783	2,099	3,005	371	88	18,237
Income taxes receivable	8,078	—	—	—	—	—	8,078
Marketable securities	—	—	—	471	—	—	471
Biological assets	7,154	—	—	135	1,599	—	8,888
Inventories	32,626	33	2,226	762	3,042	—	38,689
Prepaid expenses and deposits	6,344	310	168	—	—	—	6,822
Property, plant and equipment	119,324	4,665	2,435	12,712	27,735	180	167,051
Other assets	581	—	—	—	478	4	1,063
Intangible assets
Customer relationships	62,800	4,700	—	—	1,900	—	69,400
Permits and licenses	89,757	11,000	—	149,745	14,500	—	265,002
Brand and trademarks	62,100	1,700	—	—	14,400	—	78,200
Patents	130	—	—	—	—	—	130
Intellectual property	70,200	12,300	—	—	—	—	82,500
Deferred tax asset	—	—	81	—	—	—	81
	584,698	47,618	7,050	171,985	64,463	274	876,088

Accounts payable and accruals	(16,919)	(518)	(1,683)	(1,963)	(1,045)	(100)	(22,228)
Income taxes payable	—	—	(7)	—	—	—	(7)
Deferred revenue	—	(65)	(6)	—	—	—	(71)
Loans and borrowings	—	(298)	—	—	(6,003)	—	(6,301)
Asset retirement obligation	(217)	—	—	—	—	—	(217)
Deferred tax liability	(59,985)	(7,055)	—	(2,617)	(8,894)	—	(78,551)
Provisions	(4,200)	—	—	—	—	—	(4,200)
	503,377	39,682	5,354	167,405	48,521	174	764,513

Purchase price allocation
Net identifiable assets acquired	503,377	39,682	5,354	167,405	48,521	174	764,513
Goodwill (1)	2,140,630	58,471	7,535	95,496	109,580	5,228	2,416,940
	2,644,007	98,153	12,889	262,901	158,101	5,402	3,181,453

Net cash outflows
Cash consideration paid	—	—	(8,302)	—	—	(2,918)	(11,220)
Cash acquired	113,713	12,127	41	5,155	438	2	131,476
	113,713	12,127	(8,261)	5,155	438	(2,916)	120,256

Acquisition costs expensed
Year ended June 30, 2019	10,097	360	2,552	403	2,087	25	15,524

Net accounts receivables acquired
Gross contractual receivables acquired	14,262	791	2,099	3,005	371	88	20,616
Expected uncollectible receivables	(2,371)	(8)	—	—	—	—	(2,379)
Net accounts receivables acquired	11,891	783	2,099	3,005	371	88	18,237

(1)
Goodwill arising from acquisitions represent expected synergies, future income and growth, and other intangibles that do not qualify for separate recognition, as well as the deferred tax liability recognized for all taxable temporary differences. None of the goodwill arising on these acquisitions are expected to be deductible for tax purposes.

Adjustments to Initial Purchase Price Allocations of Assets Acquired and Liabilities Assumed at Acqusition Date
As required by IFRS, the preliminary acquisition date values were retrospectively adjusted to reflect the changes effective as of the acquisition date, as follows:

	Provisional allocation at acquisition	Adjustments	Final
	$	$	$
Intangible assets	30,900	(1,200)	29,700
Deferred tax liability	(7,422)	367	(7,055)
Goodwill	57,595	876	58,471
As required by IFRS, the preliminary acquisition date values were retrospectively adjusted to reflect the changes effective as of the acquisition date, as follows:

	Provisional allocation at acquisition	Adjustments	Final
	$	$	$
Net identifiable assets acquired, excluding intangible assets	18,238	(517)	17,721
Intangible assets	31,100	(300)	30,800
Goodwill	108,763	817	109,580
As required by IFRS, the preliminary acquisition date values were retrospectively adjusted to reflect the changes effective as of the acquisition date, as follows:

	Provisional allocation at acquisition	Adjustments	Final
	$	$	$
Property, plant and equipment	18,012	(5,300)	12,712
Intangible assets	141,558	8,187	149,745
Deferred tax liability	(35,389)	32,772	(2,617)
Goodwill	131,154	(35,658)	95,496
As required by IFRS, the preliminary acquisition date values were retrospectively adjusted to reflect the changes effective as of the acquisition date, as follows:

	Provisional allocation at acquisition	Adjustments	Final
	$	$	$
Consideration payable	2,644,115	(108)	2,644,007
Loans receivable	845	(845)	—
Property, plant and equipment	134,414	(15,090)	119,324
Intangible assets	335,988	(51,001)	284,987
Loans and borrowings	(845)	845	—
Provision	—	(4,200)	(4,200)
Deferred tax liability	(75,920)	15,935	(59,985)
Goodwill	2,086,382	54,248	2,140,630